Other Receivables - Schedule of Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Receivables [Abstract]
Security deposits receivable	$ 53	$ 121
Prepayments	92	102
Taxation Receivable	32	3,793
Total Other Receivable	$ 177	$ 4,016